Leases - Disclosure of Amounts Recognized in the Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	€ 15,055	€ 10,317	€ 10,832
Expenses relating to short-term leases, other than refund points in airports	50	100	718
Expenses relating to leases of low-value assets that are not short-term leases	28	18	63
Expenses relating to variable lease payments not included in lease liabilities	1,226	1,107	3,235
Total other lease-related expenses	1,304	1,225	4,016
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	4,079	3,616	3,891
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	5,923	2,988	3,762
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	3,185	2,110	2,019
Others
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	€ 1,868	€ 1,603	€ 1,160